Note 18 - Preferred shares (Details) - Dividends Series B Preferred Shares - USD ($)			12 Months Ended
	Sep. 17, 2015	Mar. 11, 2014	Dec. 31, 2015	Dec. 31, 2014
Note 18 - Preferred shares (Details) - Dividends Series B Preferred Shares [Line Items]
Issuance of preferred shares from private placement net of issuance costs (in Shares)	2,343,335	1,100,000
Dividends declared (in Shares)			1,639	1,440
Dividends declared			$ 1,639,149	$ 1,440,100
Balance (in Shares)			33,779	32,140
Balance			$ 32,079,249	$ 30,440,100
Private Placement [Member]
Note 18 - Preferred shares (Details) - Dividends Series B Preferred Shares [Line Items]
Issuance of preferred shares from private placement net of issuance costs				$ 14,500,000
Private Placement [Member] | Preferred Stock [Member]
Note 18 - Preferred shares (Details) - Dividends Series B Preferred Shares [Line Items]
Issuance of preferred shares from private placement net of issuance costs (in Shares)				30,700
Issuance of preferred shares from private placement net of issuance costs				$ 29,000,000
Ordinary Preferred Stock [Member]
Note 18 - Preferred shares (Details) - Dividends Series B Preferred Shares [Line Items]
Balance			29,000,000	29,000,000
Ordinary Preferred Stock [Member] | Private Placement [Member] | Preferred Stock [Member]
Note 18 - Preferred shares (Details) - Dividends Series B Preferred Shares [Line Items]
Issuance of preferred shares from private placement net of issuance costs				29,000,000
Preferred Stock Issued as Dividends [Member]
Note 18 - Preferred shares (Details) - Dividends Series B Preferred Shares [Line Items]
Dividends declared			1,639,149	1,440,100
Balance			$ 3,039,249	$ 1,400,100